Related-Parties Transactions - Balances and Transaction with Related Parties (Parenthetical) (Detail) $ in Thousands, ¥ in Millions		1 Months Ended	12 Months Ended
		Apr. 30, 2016	May 31, 2019 USD ($)	May 31, 2019 CNY (¥)	May 31, 2017 USD ($)	Dec. 30, 2019 USD ($)	Oct. 09, 2019 USD ($)	May 31, 2018 USD ($)
Related Party Transaction [Line Items]
Amounts due from related parties, current			$ 42,644					$ 1,595
Repayment of loans from related party			45,682
Loan Extended to related parties			61,155		$ 1,810
Amounts due from related parties, non-current			1,204					2,226
Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current			61,155		$ 7,148
Metropolis [Member] | Executive Chairman [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[1]		15,581					787
Amounts due from related parties, non-current	[1]		1,204					$ 2,226
Weixue Mingri [Member]
Related Party Transaction [Line Items]
Long-term investment under equity method and carrying amount			$ 0
Dianshi jingwei [Member]
Related Party Transaction [Line Items]
Annual interest rate			10.00%
Amounts due from related parties, current			$ 15,211
Loan expiration period			180 days	180 days
Percentage of equity interest sold		51.00%
Dianshi jingwei [Member] | Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Loan expiration date			Dec. 31, 2019	Dec. 31, 2019
Repayment of loans from related party			$ 45,944
Loan Extended to related parties | ¥				¥ 50
Dianshi jingwei [Member] | Maturity On 9 October 2019 [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current							$ 5,794
Loan expiration date			Oct. 09, 2019	Oct. 09, 2019
Dianshi jingwei [Member] | Maturity On 30 December 2019 [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current						$ 9,417
Loan expiration date			May 31, 2019	May 31, 2019

[1]	Since April 2010, the Group began renting a large portion of a building owned by Metropolis for office space. In March 2012, Metropolis was acquired by a company wholly-owned by Mr. Yu, the Group’s executive chairman. As a result, Metropolis became a related party of the Group. As of May 31, 2019, the current and non-current amounts due from Metropolis were US$15,581 and US$1,204, respectively, which represented prepaid rent and deposit for the building and the unpaid cash consideration for acquiring Dongfang Heli. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by the Group’s board of directors.